Investments in Associates and Joint Ventures - Share of comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Investments in associates and joint ventures
Revenue	$ 62,260,864		$ 66,222,836		$ 68,615,768
Depreciation and amortization	20,589,989		21,891,217		21,592,538
Finance income	4,117,583		3,180,192		2,129,011
Finance expense	8,812,754		8,026,093		11,385,381
Loss from continuing operations	(8,385,196)		(9,435,368)		(11,543,983)
Income tax expense	688,587		2,360,634		(1,352,889)
Net loss	(8,328,380)		(8,807,252)		45,283,824
Comprehensive (loss) income	(11,352,129)		(7,895,536)		48,068,404
Share of income of associates and joint ventures, net	(182,577)		(4,086,628)		(7,378,249)
Total	(7,061,676)		4,278,531		4,245,546
Other comprehensive (loss) income, net of income taxes	(3,023,749)		911,716		2,784,580
Associates | Joint Ventures
Investments in associates and joint ventures
Share of income of associates and joint ventures, net	29,856		9,223		40,287
Other items of comprehensive income (loss), net	(31)		85		(114)
Total	(31)		85		(114)
Share of comprehensive income of associates and joint ventures	$ 29,825		$ 9,308		$ 40,173
TelevisaUnivision
Investments in associates and joint ventures
Revenue		$ 5,055,500		$ 4,928,000		$ 4,609,600
Depreciation and amortization		551,600		570,700		524,300
Finance income		212,200		100,300		11,400
Finance expense		791,600		752,400		652,600
Loss from continuing operations		(62,500)		(513,000)		(1,203,200)
Income tax expense		(31,400)		(129,200)		(232,400)
Net loss		(93,900)		(642,200)		(1,435,600)
Other comprehensive (loss) income		(883,900)		535,400		471,113
Comprehensive (loss) income		(977,800)		(106,800)		(964,487)
Preferred dividends received from TelevisaUnivision		$ 41,250		$ 41,250		$ 37,812